UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	Jun. 30, 2019	Apr. 23, 2018	Oct. 05, 2016
Senior Unsecured Convertible Bonds Due 2018 [Member]
Interest rate			3.25%
Senior Unsecured Convertible Bonds due 2023 [Member]
Interest rate	4.875%	4.875%	4.875%